Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	$ 20,000	$ 291,000
Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,103,000	5,225,000
Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3,736,000	1,544,000
Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	933,000	3,417,000
Nanjing Jinsirui Biotechnology Co., Ltd. | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	14,000	178,000
Nanjing Jinsirui Biotechnology Co., Ltd. | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,547,000	4,109,000
Nanjing Jinsirui Biotechnology Co., Ltd. | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3,736,000
Nanjing Jinsirui Biotechnology Co., Ltd. | Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	351,000	1,303,000
Yangtze Investment USA Inc. | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties		20,000
Genscript USA Incorporated | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables due from related parties	6,000	93,000
Genscript USA Incorporated | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	555,000	1,097,000
Genscript USA Incorporated | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties		1,006,000
Jiangsu Genscript Biotech Co., Ltd | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	1,000	15,000
Genscript USA Holdings Inc | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties		4,000
Genscript USA Holdings Inc | Lease liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 582,000	2,114,000
Genscript (HongKong) Ltd. | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties		$ 538,000